STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2014	Feb. 28, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2013	Feb. 28, 2013
Reserved for issuance		3,116,789
Remain available for issuance		33,776
Stock option expected term	7 years 9 months 22 days	8 years 6 months 11 days
Outstanding options exercisable/vested	$ 1.59	$ 1.70	$ 1.59			$ 0.68
Outstanding options price per share	$ 1.79	$ 1.89	$ 1.79
Unrecognized compensation expense	$ 270,274	$ 270,274	$ 270,274
Unmeasured compensation shares	550,000		550,000
General and Administrative Expense [Member]
Stock option expense		1,540,884
Research and Development Expense [Member]
Stock option expense		106,688
Option $0.68 [Member]
Stock options issued		11,116,500
Stock option price per share		$ 0.68
Stock option discount rate		1.98%
Stock option expected term		10 years
Stock option expected volatility		403.00%
Stock option expected dividends
Outstanding options exercisable/vested	$ 841,500	$ 896,500	$ 841,500
Outstanding options price per share	$ 0.68	$ 0.68	$ 0.68
Outstanding options weighted average life	7 years 1 month 9 days	7 years 10 months 12 days
Outstanding options not yet vested		220,000
Outstanding options weighted average life, Nonvested		7 years 10 months 12 days
Option $3.25 (1) [Member]
Stock options issued		300,000			300,000
Stock option price per share		$ 3.25			$ 3.25
Stock option discount rate		0.68%			0.68%
Stock option expected term		5 years 3 months			5 years 3 months
Stock option expected volatility		128.90%			129.00%
Stock option expected dividends		0			0
Stock option expense		632,794		158,199	316,398
Outstanding options weighted average life		9 years 9 months 16 days
Option $3.25 (2) [Member]
Stock options issued		523,500			523,500
Stock option price per share		$ 3.25			$ 3.25
Stock option discount rate		2.59%			2.56%
Stock option expected term		9 years 5 months 28 days			9 years 7 months 6 days
Stock option expected volatility		123.60%			125.00%
Stock option expected dividends		0			0
Stock option expense		872,528		180,599	710,912
Option $3.25 [Member]
Outstanding options exercisable/vested		$ 823,500
Outstanding options price per share		$ 3.25
Option $1.50 (1) [Member]
Stock options issued		190,000
Stock option price per share		$ 1.50
Stock option discount rate		1.12%
Stock option expected term		10 years
Stock option expected volatility		121.50%
Stock option expected dividends		0
Outstanding options weighted average life		9 years 9 months 16 days
Outstanding options weighted average life, Nonvested		9 years 9 months 16 days
Option $1.50 (2) [Member]
Stock options issued		550,000
Stock option price per share		$ 1.50
Stock option discount rate		1.12%
Stock option expected term		10 years
Stock option expected volatility		121.50%
Stock option expected dividends		0
Stock option expense		$ 142,250
Outstanding options exercisable/vested	$ 190,000	$ 100,000	$ 190,000
Outstanding options price per share	$ 1.36		$ 1.36
Outstanding options weighted average life	9 years 0 months 18 days
Outstanding options not yet vested	950,000	450,000	950,000
Outstanding options weighted average life, Nonvested	9 years 4 months 24 days
Option $1.50 (Aggregate) [Member]
Outstanding options exercisable/vested		$ 100,000
Outstanding options not yet vested		640,000